COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 3) (CAD) In Millions, unless otherwise specified			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 15, 2011 Ontario solar projects MW item	Dec. 31, 2012 Natural Gas Pipelines Capital expenditures	Dec. 31, 2012 Oil Pipelines Capital expenditures	Dec. 31, 2012 Energy Capital expenditures
Other Commitments
Commitment for capital expenditures			476	1,322	1,732	62
Number of ontario solar projects			9
Combined capacity of Ontario solar project (in Megawatts)			86
Term of PPAs with OPA under the feed-in-tariff program			P20Y
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	37	49